Dividends Paid and Proposed (Tables)	6 Months Ended
Jun. 30, 2024
Text Block [abstract]
Summary of Woodside Energy Group Ltd, the parent entity, paid and proposed dividends
Woodside Energy Group Ltd, the parent entity, paid and proposed dividends as set out below:

	2024 US$m	2023 US$m
(a) Dividends paid during the financial period Prior year fully franked final dividend US$0.60, paid on 4 April 2024 (2023: US$1.44, paid on 5 April 2023)	1,139	2,734

(b) Dividend declared subsequent to the reporting period (not recorded as a liability) Current year fully franked interim dividend US$0.69 to be paid on 3 October 2024 (2023: US$0.80, paid on 3 October 2023)	1,310	1,519